Trade and other receivables	12 Months Ended
Aug. 31, 2020
Trade and other receivables
Trade and other receivables

6.Trade and other receivables

	2020	2019
	$	$
Trade receivable	—	73,597
Sales taxes receivable	72,249	28,187
Other receivable	6,778	—
	79,027	101,784

Trade receivable disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at August 31, 2020, trade receivables of $Nil (2019 – $73,597) were past due but not impaired. They relate to customers with no default history. The aging analysis of these receivables is as follows:

	2020	2019
	$	$
0 – 30	—	67,887
31 – 60	—	—
61 – 90	—	—
91 and over	—	5,710
	—	73,597

Movements in the allowance for expected credit losses are as follows:

	2020	2019
	$	$
Opening balance	—	3,196
Recovery of bad debts	(458)	—
Reversal of trades and other receivables previously written-off	458	—
Provision recognized	—	530
Receivables written-off as uncollectable	—	(3,726)
Closing balance	—	—